Note 7 - Equipment, Net - Equipment Balance (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Less – accumulated depreciation	$ (21)	$ (12)	$ 0
Equipment, net	134	136	0
Medical Equipment [Member]
Equipment, gross	$ 128	$ 148	$ 0